International Diversified Equities Portfolio (Prospectus Summary) | International Diversified Equities Portfolio
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
Investment Goal
The Portfolio's investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Diversified Equities Portfolio	Class 1	Class 2	Class 3
Management Fees	0.84%	0.84%	0.84%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.17%	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.01%	1.16%	1.26%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example International Diversified Equities Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	103	322	558	1,236
Class 2	118	368	638	1,409
Class 3	128	400	692	1,523

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its goal by investing primarily (in accordance with country and sector weightings determined by the subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in equity securities, primarily common stock, convertible securities, warrants and rights. Up to 20% of the Portfolio's net assets may be invested in securities of issuers located in emerging markets.

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. For example, the Portfolio may engage in currency forward contracts to hedge (or reduce) local currency exposure or to add to local currency exposure. In addition the Portfolio may use stock index futures to increase or decrease region or country equity exposure.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Currency Volatility Risk. The value of the Portfolio's foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar-denominated securities.

Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or
"emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Portfolio's securities are not denominated.

Non-Hedging Foreign Currency Trading Risk. The Portfolio may engage in forward foreign currency transactions for speculative purposes. The Portfolio may purchase or sell foreign currencies through the use of forward contracts based on the subadviser's judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the subadviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the subadviser's expectations may produce significant losses for the
Portfolio. Some of the transactions may also be subject to interest rate risk.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.
Specifically, certain types of convertible securities may pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 26.03% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.49% (quarter ended September 30, 2002). The year to date calendar return as of March 31, 2012 was 10.17%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns International Diversified Equities Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	(14.66%)	(3.54%)	2.57%
Class 2	Class 2 Shares	(14.80%)	(3.68%)	2.41%
Class 3	Class 3 Shares	(14.90%)	(3.78%)		6.18%	Sep. 30, 2002
MSCI EAFE® Index (net)	MSCI EAFE® Index (net)	(12.14%)	(4.72%)	4.67%	7.77%	Sep. 30, 2002